Environmental and other provisions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Re-evaluation adjustment - environmental provision	$ 11,416	$ 133,460
Bottom of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	3.01%	3.26%
Top of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	4.86%	4.75%